Notes to consolidated statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated Statements of Cash Flows [abstract]
Bank balances and cash
	As at 31 December
	2017	2016	2015

Total bank balances and cash	9,364,823	7,881,630	7,537,813
Less: Restricted cash	82,433	71,129	59,563

Cash and cash equivalents as at year end	9,282,390	7,810,501	7,478,250

Bank balances and cash denominated in currencies
	As at 31 December
	2017	2016	2015

RMB	8,213,100	6,691,911	5,847,363
S$ (RMB equivalent)	835,995	869,591	1,130,356
US$ (RMB equivalent)	315,535	319,944	559,761
JPY (RMB equivalent)	193	184	205
HK$ (RMB equivalent)	-	-	128

Total	9,364,823	7,881,630	7,537,813

Changes in the group's liabilities from financing activities
Items		Loans (Note 24,30)	Bonds (Note 25,29)	Accrued interests (Note 27)	Finance leases payables (Note 26)	Interest rate swaps contracts (liabilities) (Note 14)

As at 1 January 2017		132,220,120	42,788,810	676,462	1,088,846	169,201

(a)	Business combination	47,562,251	-	85,380	521,083	-

(b)	Changes from financing cash flows:
	Proceeds from new bank loans	140,270,455	-	-	-	-
	Repayment of bank loans	(113,769,036)	-	-	-	-
	Proceeds from new bonds	-	38,788,679	-	-	-
	Repayment of bonds	-	(50,300,000)	-	-	-
	Capital element of finance lease rentals paid	-	-	-	(636,145)	-
	Interest element of finance lease rentals paid	-	-	-	(58,874)	-
	Interest paid	-	(885,000)	(9,195,102)	-	-
	Others	(3,135)	(80,643)	-	-	-

(c)	Exchange adjustments	82,298	-	2,095	235	-

(d)	Changes in fair value	-	-	-	-	(38,558)

(e)	Other changes:
	New finance leases	-	-	-	659,895	-
	Interest expenses	-	747,377	8,902,402	99,225	-
	Capitalised borrowing costs	-	-	476,065	-	-
	Disposal of subsidiaries	(1,166,899)	-	-	-	-
	Others	184,710	-	-	(74,159)	-

As at 31 December 2017		205,380,764	31,059,223	947,302	1,600,106	130,643